UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/22	$2,750	$2,490,757
4.75%, 1/01/25	2,200	1,838,760
		4,329,517
Alaska — 0.6%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	400	406,076
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,359,984
		1,766,060
Arizona — 2.0%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,533,825
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,250	3,359,882
5.25%, 10/01/28	1,000	1,046,570
5.00%, 10/01/29	400	409,676
		6,349,953
California — 24.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.65%, 10/01/24	10,185	8,453,448
5.57%, 10/01/25	6,000	4,908,000
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,702,650
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC), 5.18%, 8/01/37 (b)	2,400	405,672

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	$550	$556,243
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,281,912
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	1,405	1,377,799
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	2,000	1,979,640
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	850	875,950
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,448,741
City of San Jose California, RB, Series A-1, AMT, 5.75%, 3/01/34	850	842,520
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	900	906,327
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,300	1,332,500
Los Angeles Department of Water & Power, RB, Series C (NPFGC), 5.00%, 7/01/29	5,160	5,272,230
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,965	3,027,176
5.00%, 10/01/36	1,655	1,668,770
Norco Redevelopment Agency California, Tax Allocation Bonds, Refunding, Project Area No. 1 (NPFGC), 5.13%, 3/01/30	4,900	4,453,904
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	1,500	1,557,690
5.00%, 2/01/31	900	930,591

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Radian	Radian Group, Inc.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	$1,750	$1,485,452
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	4,150	4,214,740
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.85%, 7/01/38 (b)	1,600	287,392
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,382,343
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	704,382
5.00%, 8/01/38	600	596,478
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 5.54%, 9/01/30 (b)	12,740	4,235,540
State of California, GO:
5.13%, 6/01/27	20	20,011
5.13%, 6/01/31	60	60,005
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.13%, 9/01/30	6,145	6,176,893
Turlock Irrigation District, Refunding RB, 5.50%, 1/01/41 (c)	850	875,789
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	2,325	2,391,193
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 6.89%, 8/01/36 (b)	5,500	1,025,695
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,142,346
		76,580,022
Colorado — 1.3%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	1,200	1,130,808
5.50%, 12/01/33	675	612,164
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	315	325,058
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	2,000	2,080,440
		4,148,470
District of Columbia — 1.6%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,530	5,208,043
Florida — 13.4%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,600	1,628,720

Municipal Bonds	Par (000)	Value
Florida (concluded)
Collier County School Board, COP (AGM), 5.00%, 2/15/23	$3,000	$3,184,920
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	850	892,908
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,000	3,010,560
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,492,764
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	4,950	5,004,103
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	9,900	8,919,405
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,012,920
5.38%, 10/01/29	1,050	1,065,120
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,536,232
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,072,396
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	1,650	1,664,933
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,550	3,668,286
(NPFGC), 5.00%, 8/01/31	2,000	2,005,260
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	277,874
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,000	2,110,680
		42,547,081
Georgia — 3.3%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	825	833,927
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	9,455,127
		10,289,054
Illinois — 22.9%
Chicago Board of Education Illinois, GO, Refunding, Series A:
(AGM), 5.50%, 12/01/31	3,000	3,371,040
Chicago School Reform Board, (NPFGC), 5.50%, 12/01/26	1,000	1,040,550

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	$550	$562,700
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,670	5,845,146
(Syncora), 6.00%, 1/01/29	2,500	2,552,250
City of Chicago Illinois, RB, Series A:
(AGC), 5.00%, 1/01/38	2,000	1,997,000
General Third Lien, 5.75%, 1/01/39	5,110	5,332,489
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/21	4,500	4,562,055
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	2,460	2,624,451
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,350	1,402,204
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	650	640,192
Illinois Finance Authority, Refunding RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,008,970
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,011,900
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	20,120	20,445,139
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 5.96%, 12/15/33 (b)	9,950	2,597,845
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.83%, 6/15/27	1,300	540,033
6.25%, 6/15/44	3,450	432,044
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	695,149
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	9,480	11,390,884
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	4,400	4,464,900
		72,516,941
Indiana — 0.9%
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	400	408,208
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	600	635,088
5.50%, 1/01/38	1,825	1,908,549
		2,951,845

Municipal Bonds	Par (000)	Value
Iowa — 1.9%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	$5,725	$5,921,138
Louisiana — 0.4%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,387,075
Massachusetts — 2.0%
Massachusetts HFA, RB, AMT (AGM), Rental Mortgage, Series F, 5.25%, 1/01/46	1,700	1,678,580
Massachusetts HFA, Refunding RB, AMT:
Rental Housing, Series A (AGM), 5.15%, 7/01/26	625	629,519
Series C, 5.35%, 12/01/42	1,150	1,119,249
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,786,103
		6,213,451
Michigan — 6.1%
City of Detroit Michigan, RB, Series B:
Second Lien (AGM), 6.25%, 7/01/36	400	435,632
Second Lien (AGM), 7.00%, 7/01/36	200	229,554
Senior Lien (AGM), 7.50%, 7/01/33	700	825,321
System, Second Lien (NPFGC), 5.00%, 7/01/36	3,600	3,311,496
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,627,850
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	425	427,044
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	1,700	1,801,252
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,500	1,508,595
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	146,065
Series I-A, 5.38%, 10/15/41	700	705,138
Series II-A (AGM), 5.25%, 10/15/36	900	907,713
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,100	1,104,499
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Syncora):
Series A, 5.50%, 6/01/30	1,300	1,278,940
Series C, 5.45%, 12/15/32	4,300	4,147,221
		19,456,320

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$2,500	$2,723,450
Nevada — 4.7%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	3,100	2,830,238
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	922,700
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	3,800	3,820,368
Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	75	65,188
Southwest Gas Corp. Project, Series D, AMT (NPFGC), 5.25%, 3/01/38	1,200	1,117,464
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500	1,507,215
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	3,200	3,132,896
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,475	1,533,602
		14,929,671
New Jersey — 10.3%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	600	564,732
Cigarette Tax (Radian), 5.75%, 6/15/34	305	291,181
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	7,025	7,196,480
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,930,494
School Facilities Construction, Series O, 5.13%, 3/01/28	2,250	2,293,785
School Facilities Construction, Series Z (AGC), 6.00% 12/15/34	2,000	2,153,940
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (AGM), 5.50%, 9/01/25	5,000	5,506,300
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/26	600	611,802
5.75%, 12/01/27	3,870	3,991,402
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	2,000	2,088,180
		32,628,296

Municipal Bonds	Par (000)	Value
New York — 3.9%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	$1,500	$1,630,455
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,000	4,626,960
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4:
5.50%, 1/15/33	1,600	1,702,512
5.50%, 1/15/34	2,750	2,940,575
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,321,080
		12,221,582
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,550	2,167,679
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	589,254
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,025	1,007,011
		1,596,265
Pennsylvania — 0.8%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,500	1,505,265
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund, 6.00%, 12/01/36	575	640,596
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	421,656
		2,567,517
Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,200	3,432,832
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.69%, 8/01/41 (b)	8,500	1,213,035
First Sub-Series C, 6.00%, 8/01/39	1,180	1,238,540
		5,884,407
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,375	2,600,316

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 1.3%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	$115	$119,805
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,000	1,065,070
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,057,660
		4,242,535
Tennessee — 1.8%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,648,250
Texas — 11.7%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,337,090
5.38%, 11/15/38	1,350	1,420,497
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A (NPFGC), 5.50%, 11/01/33	13,000	12,965,680
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	4,475	2,482,685
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,797,795
North Texas Tollway Authority, RB (AGC), System, First Tier:
Series K-1, 5.75%, 1/01/38	3,800	3,946,110
Series K-2, 6.00%, 1/01/38	4,015	4,225,627
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,795	3,013,066
System (NPFGC), 5.75%, 1/01/40	1,600	1,611,856
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	3,150	3,127,635
		36,928,041
Virginia — 0.5%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,530	1,530,566
Washington — 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,600	1,638,704
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	900	887,886
5.25%, 10/01/39	625	631,894

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	$2,800	$2,866,388
		6,024,872
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,375	1,387,911
Total Municipal Bonds – 124.1%		392,746,328

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,246,860
California — 5.3%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	959	961,813
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,562,500
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	7,458	7,521,888
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	425,370
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	2,810	2,869,516
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,605	1,654,482
University of California, RB, Series O, 5.75%, 5/15/34	840	908,326
		16,903,895
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	900	928,264
District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,005	1,120,746
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,770	2,030,462
		3,151,208

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Florida — 7.3%
City of Tallahassee Florida Energy System, RB (NPFGC):
5.00%, 10/01/32	$4,000	$4,063,400
5.00%, 10/01/37	7,500	7,562,850
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,386,281
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,090,500
		23,103,031
Georgia — 5.5%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	17,356	17,556,619
Illinois — 0.6%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	1,941,112
Louisiana — 1.7%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,458,752
Massachusetts — 3.5%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,600	11,015,687
Nevada — 3.5%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,778	4,070,667
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	4,499	4,889,180
5.75%, 7/01/34	1,829	2,004,561
		10,964,408
New York — 0.9%
New York City Municipal Water & Sewer Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,384,700
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,300	1,369,888
		2,754,588
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	604,708
South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,120	3,263,645
5.25%, 12/01/29	2,765	2,882,236
5.25%, 12/01/30	1,010	1,049,986

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
South Carolina (concluded)
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	$1,275	$1,357,964
		8,553,831
Texas — 1.3%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,339,260
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	1,600	1,650,176
		3,989,436
Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,131,350
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	362,964
Washington — 1.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	4,004	4,145,170
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,430	1,434,946
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 37.7%		119,246,829
Total Long-Term Investments (Cost – $505,810,637) – 161.8%		511,993,157

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	4,834,091	4,834,091
Total Short-Term Securities (Cost – $4,834,091) – 1.5%		4,834,091

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2011	6

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $510,644,728*) – 163.3%	$516,827,248
Other Assets Less Liabilities – 1.2%	3,784,812
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (19.5)%	(61,662,074)
AMPS, at Redemption Value – (45.0)%	(142,500,000)
Net Assets Applicable to Common Shares – 100.0%	$316,449,986

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$510,644,728
Gross unrealized appreciation	13,776,811
Gross unrealized depreciation	(7,594,291)
Net unrealized appreciation	$6,182,520

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Barclays Capital Inc.	$875,789	$2,312

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Securities represent bonds transferred to a TOB trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income

FFI Institutional Tax-Exempt Fund	3,470,954	1,363,137	4,834,091	$10,748

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
170	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$20,830,146	$(536,729)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$511,993,157	—	$511,993,157
Short-Term Securities	$4,834,091	—	—	4,834,091
Total	$4,834,091	$511,993,157	—	$516,827,248

[1]	See above schedule of investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(536,729)	—	—	$(536,729)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 26, 2011